Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [Abstract]
Computation of basic and diluted earnings per share [text block table]

Computation of basic and diluted earnings per share

in € m.	2019	2018	2017
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	(5,390)	267	(751)
Coupons paid on additional equity components[1]	(330)	(292)	(298)
Net income (loss) attributable to Deutsche Bank shareholders - numerator for basic earnings per share	(5,719)	(26)	(1,049)
Effect of dilutive securities	0	0	0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions - numerator for diluted earnings per share	(5,719)	(26)	(1,049)
Number of shares in million
Weighted-average shares outstanding - denominator for basic earnings per share	2,110.0	2,102.2	1,967.7
Effect of dilutive securities:
Forwards	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	0.0	0.0	0.0
Other (including trading options)	0.0	0.0	0.0
Dilutive potential common shares	0.0	0.0	0.0
Adjusted weighted-average shares after assumed conversions - denominator for diluted earnings per share	2,110.0	2,102.2	1,967.7

1In 2019 tax impact is recognized in income (loss) directly, which did not have a material impact as noted in Note 2.

Earnings per share [text block table]	Earnings per share
in €	2019	2018	2017
Basic earnings per share	(2.71)	(0.01)	(0.53)
Diluted earnings per share	(2.71)	(0.01)	(0.53)

Instruments outstanding and not included in the calculation of diluted earnings per share [text block table]

Instruments outstanding and not included in the calculation of diluted earnings per share[1]

Number of shares in m.	2019	2018	2017
Call options sold	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	117.6	108.8	104.4

[1]Not included in the calculation of diluted earnings per share, because to do so would have been anti-dilutive.